Contract liability - Additional Information (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Offset of costs	SFr 19,904	SFr 96
Contract liability	35,237	45,887		SFr 28,327
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Offset of costs	19,904	96
Contract liability	SFr 18,584	SFr 19,904	$ 20,000	SFr 0